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1933 Act Rule 497(e)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

July 13, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-0505

Re:	XBRL Exhibits
The UBS Funds (“Registrant”)
File Nos. 033-47287 and 811-06637

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”).  The XBRL exhibits reflect the risk/return summary disclosure that was included in the amended prospectus dated October 27, 2017, as amended June 25, 2018, relating to Class A and P shares of the UBS Emerging Markets Equity Opportunity Fund series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on June 25, 2018 (Accession No. 0001104659-18-042060) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above telephone number.

Very truly yours,

/s/ Jamie M. Gershkow
Jamie M. Gershkow